Exposures (Tables)	6 Months Ended
Jun. 30, 2024
Exposures
Schedule of exposures

Total net exposures by exposure class

	Credits & interest-bearing				Committed undisbursed loans,
	securities				derivatives, etc.				Total
	June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023		June 30, 2024		December 31, 2023
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	165.9	45.9	159.1	46.3	60.1	73.8	46.8	67.2	226.0	51.1	205.9	49.8
Regional governments	17.6	4.9	11.9	3.5	0.6	0.7	0.7	1.0	18.2	4.1	12.6	3.0
Multilateral development banks	5.4	1.5	5.0	1.4	0.0	0.0	0.0	0.0	5.4	1.2	5.0	1.2
Public Sector Entity	1.0	0.3	—	—	—	—	—	—	1.0	0.2	—	—
Financial institutions	27.6	7.6	25.8	7.5	6.4	7.9	7.5	10.8	34.0	7.7	33.3	8.1
Corporates	144.0	39.8	141.8	41.3	14.3	17.6	14.6	21.0	158.3	35.7	156.4	37.9
Equity exposures	0.0	0.0	—	—	—	—	—	—	0.0	0.0	—	—
Total	361.5	100.0	343.6	100.0	81.4	100.0	69.6	100.0	442.9	100.0	413.2	100.0

Net exposure by region and exposure class, as of June 30, 2024

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.1	—	2.9	—	202.2	18.8	2.0	226.0
Regional governments	—	—	—	—	—	17.9	0.2	0.1	18.2
Multilateral development banks	—	0.6	—	—	—	—	4.8	—	5.4
Public Sector	—	—	—	—	—	—	1.0	—	1.0
Financial institutions	0.1	—	0.0	2.4	0.0	18.2	13.3	—	34.0
Corporates	0.2	0.9	2.5	7.4	3.6	105.5	37.2	1.0	158.3
Equity exposures	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total	0.3	1.6	2.5	12.7	3.6	343.8	75.3	3.1	442.9

Net exposure by region and exposure class, as of December 31, 2023

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.2	0.5	0.5	—	180.9	21.7	2.1	205.9
Regional governments	—	—	—	—	—	11.2	1.3	0.1	12.6
Multilateral development banks	—	—	—	1.0	—	—	4.0	—	5.0
Public Sector	—	—	—	—	—	—	—	—	—
Financial institutions	0.1	—	0.1	1.8	—	18.3	13.0	—	33.3
Corporates	0.6	0.8	2.4	6.7	3.7	98.0	43.3	0.9	156.4
Equity exposures	—	—	—	—	—	—	—	—	—
Total	0.7	1.0	3.0	10.0	3.7	308.4	83.3	3.1	413.2

Net exposure to European countries, excluding Sweden

	June 30,	December 31,
Skr bn	2024	2023
France	16.5	16.1
Germany	13.1	9.4
Luxembourg	10.3	12.2
United Kingdom	8.6	7.1
Denmark	7.2	6.9
Finland	5.5	11.4
Norway	3.7	5.7
Belgium	3.0	3.7
The Netherlands	2.3	0.6
Poland	2.1	2.2
Ireland	1.7	2.2
Spain	1.1	2.6
Portugal	0.9	1.3
Switzerland	0.7	0.6
Austria	0.4	3.3
Serbia	0.3	0.4
Lithuania	0.2	0.1
Italy	0.2	0.2
Czech Republic	0.2	0.1
Estonia	0.2	0.1
Latvia	0.1	0.1
Iceland	0.1	0.1
Slovakia	0.0	0.1
Total	78.4	86.5